Annual Fund Operating Expenses ((Asset Allocation Fund))	0 Months Ended
	Jul. 20, 2012
(WFA Asset Allocation Fund - Retail) | Class A
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.33%	[1]
(WFA Asset Allocation Fund - Retail) | Class B
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	2.08%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.08%	[1]
(WFA Asset Allocation Fund - Retail) | Class C
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	2.08%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.08%	[1]
(WFA Asset Allocation Fund - Administrator) | Administrator Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[2]
(WFA Asset Allocation Fund - Class R) | Class R
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	1.58%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.58%	[3]

[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.64% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.12% for Class R. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.